Income tax benefit (expense) - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Current period	$ (1,736)	$ (206)	$ (575)
Changes related to prior years	57	436	0
Total current tax	(1,680)	230	(575)
Deferred tax
Recognition of unused tax losses/(use of tax losses)	(137)	201	(1,369)
Other	(987)	(4)	0
Total deferred tax	(1,124)	197	(1,369)
Total tax benefit/(expense)	$ (2,804)	$ 427	$ (1,944)